Note 6 - Financial Results (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of detailed information about financial income (cost) [text block]
(all amounts in thousands of U.S. dollars)	Year ended December 31,
	2017	2016	2015

Interest Income	51,525	60,405	39,516
Net result on changes in FV of financial assets at FVTPL	(3,920)	5,799	(4,942)
Finance income	47,605	66,204	34,574
Finance cost	(27,072)	(22,329)	(23,058)
Net foreign exchange transactions results (*)	(48,955)	(2,146)	(13,301)
Foreign exchange derivatives contracts results (**)	(8,996)	(31,310)	30,468
Other	14,392	11,447	(14,473)
Other financial results	(43,559)	(22,009)	2,694
Net financial results	(23,026)	21,866	14,210
From discontinued operations	9	88	382
	(23,017)	21,954	14,592